Operating costs - Number of employees (Details) - employee	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of operating segments [line items]
Number of employees, year end	23,069	22,576	23,023
Average number of employees	22,830	22,896	22,705
UK
Disclosure of operating segments [line items]
Number of employees, year end	6,321	5,962	6,517
Average number of employees	6,151	6,227	6,431
US
Disclosure of operating segments [line items]
Number of employees, year end	16,748	16,614	16,506
Average number of employees	16,679	16,669	16,274